T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

January 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.3%
Alabama 1.0%
Lower Alabama Gas Dist. , Gas Project, VRDN, 4.00%, 12/1/50
(Tender 12/1/25)	5,550	6,309
Southeast Alabama Gas Supply Dist. , Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)	14,350	15,806
Tuscaloosa County IDA, Hunt Refining, Series A, IDRB, 5.25%,
5/1/44 (1)	2,705	3,162
		25,277

Arizona 0.7%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 2.089%, 1/1/37	750	746
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series
2018, 5.00%, 7/1/37 (2)	2,500	3,087
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series
2018, 5.00%, 7/1/38 (2)	2,500	3,076
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A,
5.00%, 7/1/47 (2)	3,000	3,571
Phoenix IDA, Downtown Phoenix Student Housing, IDRB,
5.00%, 7/1/54	1,330	1,561
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
IDRB, 5.00%, 7/1/42	3,250	3,870
Tempe IDA, Friendship Village, IDRB, 5.00%, 12/1/50	1,100	1,225
Tempe IDA, Friendship Village, IDRB, 5.00%, 12/1/54	1,250	1,388
		18,524

Arkansas 0.4%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47	5,775	7,096
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/20	615	615
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/21	465	482
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/22	410	440

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/23	600	665
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24	800	914
		10,212

California 10.8%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/43	6,500	7,277
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distribution, Series A, 5.00%, 10/1/36 (Prerefunded 10/1/21)
(3)	1,020	1,092
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distribution, Unrefunded Balance, Series A, 5.00%, 10/1/36	1,380	1,471
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge, Series
F-1, 5.00%, 4/1/54 (Prerefunded 4/1/24) (3)	6,000	7,056
California, GO, 5.25%, 9/1/25	5,000	5,344
California, Various Purpose, GO, 4.00%, 9/1/34	6,250	7,221
California, Various Purpose, GO, 5.00%, 8/1/30	4,400	5,758
California, Various Purpose, GO, 5.00%, 9/1/31	5,000	5,318
California, Various Purpose, GO, Refunding, 5.00%, 9/1/31	5,000	5,713
California, Various Purpose, GO, 5.00%, 10/1/39	3,550	4,172
California, Various Purpose, GO, 5.50%, 3/1/40	2,970	2,981
California, Various Purpose, GO, 5.60%, 3/1/36	1,175	1,179
California Dept. of Water Resources, Power Supply, Series L,
5.00%, 5/1/22 (Prerefunded 5/1/20) (3)	1,705	1,723
California Dept. of Water Resources, Power Supply, Unrefunded
Balance, Series L, 5.00%, 5/1/22	1,045	1,056
California HFFA, 5.00%, 11/15/49	4,450	5,339
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28	850	1,047
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32	185	226
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33	1,630	1,988
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)	1,875	2,081
California HFFA, Memorial Health Services, Series A, 5.00%,
10/1/33	2,750	3,035
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

		Par	$ Value
	(Amounts in 000s)
	California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	1,500	1,895
	California HFFA, Sutter Health, Series A, 5.00%, 11/15/41	6,910	8,289
	California HFFA, Sutter Health, Series A, 5.00%, 8/15/52	13,050	14,651
	California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	3,050	3,257
	California Housing Fin. , Series A, 4.25%, 1/15/35	805	980
	California Municipal Fin. Auth., Caritas Affordable Housing,
	Series A, 5.25%, 8/15/39	700	791
	California Municipal Fin. Auth., Caritas Affordable Housing,
	Series A, 5.25%, 8/15/49	1,925	2,150
	California Municipal Fin. Auth., LINXS APM Project, 5.00%,
	12/31/36 (2)	3,250	3,974
	California Municipal Fin. Auth. , LINXS APM Project, Series A,
	5.00%, 12/31/43 (2)	4,050	4,865
	California Municipal Fin. Auth. , LINXS APM Project, Series A,
	5.00%, 12/31/47 (2)	7,000	8,362
	California Pollution Control Fin. Auth. , Republic Services
	Project, Series A-1, VRDN, 1.17%, 11/1/42 (Tender 4/15/20)
(1)	(2)	3,750	3,751
	California Pollution Control Fin. Auth. , Republic Services
	Project, Series A-2, VRDN, 1.17%, 11/1/42 (Tender 4/15/20)
(1)	(2)	3,500	3,501
	California Public Works Board, California State Univ. , Series B,
	5.00%, 10/1/30 (Prerefunded 10/1/21) (3)	1,500	1,608
	California Public Works Board, California State Univ. , Series B,
	5.25%, 10/1/27 (Prerefunded 10/1/21) (3)	1,460	1,571
	California Public Works Board, Judicial Council, Series A,
	5.00%, 3/1/38	2,250	2,500
	California Public Works Board, Judicial Council, Series B,
	5.00%, 10/1/34	5,100	6,000
	California Public Works Board, Regents of the Univ. of
	California, Series G, 5.00%, 12/1/28 (Prerefunded 12/1/21) (3)	4,000	4,313
	California School Fin. Auth. , Aspire Public Schools, 5.00%,
	8/1/41 (1)	1,750	1,971
	California Statewide CDA, 4.00%, 9/2/29	570	658
	California Statewide CDA, 5.00%, 9/2/44	500	601
	California Statewide CDA, CHF-Irvine, Univ. of California Student
	Housing Irvine East Campus Apartments, Series A, 5.00%,
	5/15/47	4,000	4,734
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/28	2,910	3,389
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1)	850	1,001
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1)	1,975	2,249
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1)	2,310	2,745
Golden State Tobacco Securitization, Tobacco Industry, Series
A, 5.00%, 6/1/34	5,000	5,934
Golden State Tobacco Securitization, Tobacco Industry, Series
A, 5.00%, 6/1/35	2,955	3,501
Golden State Tobacco Securitization, Tobacco Industry, Series
A, 5.00%, 6/1/45	2,150	2,505
Golden State Tobacco Securitization, Tobacco Industry, Series
A-1, 5.00%, 6/1/47	1,425	1,493
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44 (4)	1,925	2,179
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	4,130	4,754
Irvine Unified School Dist. , Special Tax, Series D, 5.00%, 3/1/57	2,620	3,063
Los Angeles County Public Works Fin. Auth. , Series A, 5.00%,
12/1/33	2,805	3,322
Los Angeles County Public Works Fin. Auth. , Multiple Capital
Projects II, 5.00%, 8/1/29	2,000	2,206
Los Angeles County Public Works Fin. Auth. , Multiple Capital
Projects II, 5.00%, 8/1/37	2,000	2,194
Los Angeles County Regional Fin. Auth. , MonteCedro, Series A,
5.00%, 11/15/34	1,000	1,109
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/30	1,480	1,606
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/31	1,555	1,686
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/32	705	764
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (4)	1,000	1,170
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (4)	2,800	3,265
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (4)	2,620	3,050
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Ridgecrest Redev. Agency, Tax Allocation, 6.25%, 6/30/37
(Prerefunded 6/30/20) (3)	2,000	2,044
Sacramento County Airport, Series C, 5.00%, 7/1/37 (2)	2,000	2,473
Sacramento County Sanitation Dist. Fin. Auth. , Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 1.808%, 12/1/35 (5)	700	676
San Diego County Regional Airport Auth. , Series A, 5.00%,
7/1/40	5,000	5,087
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/43 (2)	7,000	7,790
San Diego Redev. Fin. Auth., Tax Allocation, Naval Training
Center, Series A, 5.00%, 9/1/25 (Prerefunded 9/1/20) (3)	500	512
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/50 (2)	6,500	8,020
San Francisco City & County Int'l. Airport, San Francisco Airport
Commissions, Series A, 5.00%, 5/1/44 (2)	9,800	12,197
San Francisco City & County Redev. Agency, Mission Bay
North, Series C, 6.75%, 8/1/41 (Prerefunded 2/1/21) (3)	750	794
San Jose Redev. Agency, Housing Set-Aside, Series A-1,
5.375%, 8/1/29 (Prerefunded 8/1/20) (3)	1,350	1,381
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30	1,550	1,884
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33	1,125	1,359
San Mateo, Bay Meadows Community Fac. Dist. No. 2008-1
Special Tax, 5.875%, 9/1/32	1,375	1,513
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	2,000	2,044
Univ. of California Regents, Series M, 5.00%, 5/15/47	5,000	6,132
Univ. of California Regents, Series O, 5.50%, 5/15/58	15,000	19,099
		277,689

Colorado 3.7%
Colorado HFA, Common Spirit Health, Series A, 5.00%, 8/1/44	8,000	9,792
Colorado HFA, Adventist Health Sys. /Sunbelt, Series A, 5.00%,
11/15/41	5,000	5,938
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%,
1/1/40 (Prerefunded 1/1/23) (3)	7,185	8,060

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%,
1/1/45 (Prerefunded 1/1/23) (3)	10,000	11,218
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/48	1,085	1,146
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44	10,000	12,326
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (1)	1,070	1,201
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (1)	650	732
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	2,765	3,049
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	3,390	3,730
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	4,225	4,637
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46	1,340	1,471
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48	925	989
Denver City & County Airport, Series A, 5.25%, 12/1/48 (2)	14,000	17,340
Denver City & County Airport, Series B, 5.00%, 11/15/43	1,250	1,410
Denver City & County Airport, United Airlines, 5.00%, 10/1/32
(2)	1,000	1,099
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48	500	533
Mirabelle Metropolitan Dist. No 2, Series A, GO, 5.00%, 12/1/49	1,250	1,334
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48	1,100	1,156
Regional Transportation Dist. , Fastracks Project, Series A,
5.00%, 11/1/46	5,000	6,095
STC Metropolitan Dist. No 2, Series A, GO, 5.00%, 12/1/38	650	710
		93,966

Connecticut 0.5%
Connecticut HEFA, Hartford Univ. , 4.00%, 7/1/39	2,480	2,748
Connecticut HEFA, Hartford Univ. , 4.00%, 7/1/44	1,165	1,274

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33	6,300	7,790
Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31 (6)(7)	1,216	46
		11,858

Delaware 1.5%
Delaware Economic Dev. Auth. , ACTS Retirement Communities,
Series B, 5.00%, 11/15/48	6,000	6,972
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	2,400	2,878
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48	3,800	4,524
Delaware HFA, Christiana Care, Series A, VRDN, 1.15%,
10/1/38 (Tender 2/11/20)	1,850	1,850
Delaware HFA, Christiana Health Care System, 4.00%, 10/1/49
(8)	7,875	9,079
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45
(8)	6,750	8,510
Delaware Municipal Electric, 5.00%, 7/1/37	5,000	5,254
		39,067

District of Columbia 2.6%
District of Columbia, American Society of Hematology, 5.00%,
7/1/42	1,850	2,000
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32	1,825	2,000
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	510	554
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	700	755
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	1,325	1,424
District of Columbia, KIPP Project, 4.00%, 7/1/39	900	1,012
District of Columbia Tobacco Settlement Fin. , Tobacco
Settlement Financing, Series A, Zero Coupon, 6/15/46	8,000	1,579
District of Columbia Water & Sewer Auth. , Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (3)	5,670	6,516

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
District of Columbia Water & Sewer Auth. , Series B, 5.00%,
10/1/37	3,395	4,062
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/29	1,275	1,309
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/43 (2)	3,175	3,892
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/48 (2)	9,725	11,835
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/44	10,285	12,675
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 4.00%, 10/1/53 (4)	2,950	3,338
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/34	700	900
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/47	1,500	1,863
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	2,150	2,920
Washington Convention & Sports Auth. , Convention Center
Hotel, Series A, 5.00%, 10/1/40	3,000	3,076
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/43	4,050	4,956
		66,666

Florida 10.5%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34	2,600	2,459
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49	7,000	7,837
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series
A, 5.00%, 12/1/44	5,630	6,530
Brevard County HFA, Health First, 5.00%, 4/1/39	3,000	3,390
Broward County Half-Cent Sales Tax, Main Courthouse Project,
Series A, 5.25%, 10/1/36 (Prerefunded 10/1/20) (3)	2,415	2,485
Central Florida Expressway Auth. , 5.00%, 7/1/42	5,230	6,340
Central Florida Expressway Auth. , Series B, 5.00%, 7/1/34	1,800	2,184
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42	3,685	4,143
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A1,
5.00%, 6/1/48 (1)	4,220	4,774
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/32 (2)	1,000	1,233
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/44 (2)	5,500	6,841
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/47 (2)	15,000	17,928
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/52 (2)	1,500	1,784
Highlands County HFA, Adventist Health, Series I-2, VRDN,
0.91%, 11/15/32	8,000	8,000
Hillsborough County Port Dist. , Tampa Port. Auth. , Series B,
5.00%, 6/1/30 (2)	820	1,024
Hillsborough County Port Dist. , Tampa Port. Auth. , Series B,
5.00%, 6/1/31 (2)	855	1,064
Hillsborough County Port Dist. , Tampa Port. Auth. , Series B,
5.00%, 6/1/46 (2)	5,000	6,002
Jacksonville, Better Jacksonville, Series A, 5.00%, 10/1/30	3,000	3,302
Jacksonville, Ed. Fac. , Series B, 5.00%, 6/1/53 (1)	1,800	2,022
Jacksonville, Transit, Series A, 5.00%, 10/1/30	2,450	2,695
Jacksonville, Transit, Series A, 5.00%, 10/1/31	1,900	2,088
Lakewood Ranch Stewardship Dist. , Special Assessment
National Polo Run, 5.375%, 5/1/47	1,400	1,550
Lee Memorial Health Sys. , Series A-1, 5.00%, 4/1/39	1,375	1,707
Lee Memorial Health Sys. , Series A-1, 5.00%, 4/1/44	7,275	8,919
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (3)	3,750	4,439
Miami-Dade County Aviation, 5.00%, 10/1/41	5,750	6,939
Miami-Dade County Aviation, Series A, 5.00%, 10/1/28
(Prerefunded 10/1/22) (2)(3)	3,580	3,946
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (2)(3)	5,000	5,511
Miami-Dade County Aviation, Miami Int'l. Airport, Series A-1,
5.375%, 10/1/35 (Prerefunded 10/1/20) (3)	4,540	4,674
Miami-Dade County Aviation, Miami Int'l. Airport, Series A-1,
5.375%, 10/1/41 (Prerefunded 10/1/20) (3)	2,005	2,064
Miami-Dade County Aviation, Miami Int'l. Airport, Unrefunded
Balance, Series A-1, 5.375%, 10/1/35 (Prerefunded 10/1/20) (3)	1,210	1,246

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40	11,375	13,144
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/45	5,000	5,737
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/53	10,000	11,951
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39	6,355	7,573
Orange County HFA, Orlando Health Obligated Group, 5.00%,
10/1/47	3,500	4,281
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/32	1,505	1,695
OTC Community Dev. Dist. , Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38	385	385
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45	2,575	2,998
Palm Beach County HFA, Baptist South Florida, 4.00%, 8/15/49	20,485	23,157
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, 7.25%, 6/1/34	685	774
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, IDRB, 7.50%, 6/1/49	250	282
Pinellas County HFA, Baycare Health Project, Series A-1, VRDN,
1.18%, 11/1/38	2,075	2,075
Pinellas County IDA, Foundation for Global Understanding,
IDRB, 5.00%, 7/1/39	250	295
Pinellas County IDA, Foundation for Global Understanding,
Series 2019, IDRB, 5.00%, 7/1/29	250	300
Reedy Creek Improvement Dist. , Series A, GO, 5.00%, 6/1/26	3,000	3,387
Sarasota County Public Hosp. Dist. , Sarasota Memorial Hosp. ,
5.00%, 7/1/41	10,000	12,249
South Miami HFA, Baptist South Florida, 5.00%, 8/15/47	8,250	9,862
Tampa, Baycare Health, Series A, 5.00%, 11/15/46	14,250	16,923
Tampa Hillsborough County Expressway, 5.00%, 7/1/47	15,000	18,001
		270,189

Georgia 4.7%
Atlanta Airport, Series B, 5.00%, 1/1/33	2,500	2,854

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	800	864
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 7.00%, 1/1/40	4,050	4,390
Atlanta Dev. Auth. , Stadium, Series A-1, 5.25%, 7/1/40	2,275	2,703
Atlanta Dev. Auth. , Stadium, Series A-1, 5.25%, 7/1/44	11,000	12,990
Cobb County Kennestone Hosp. Auth. , Series B, 5.50%, 4/1/37
(Prerefunded 4/1/20) (3)(9)	1,170	1,178
Cobb County Kennestone Hosp. Auth. , WellStar Health, Series
A, RAC, 5.00%, 4/1/42	1,000	1,186
Dalton, GO, 5.00%, 2/1/42	8,500	10,486
DeKalb County Water & Sewer, 5.00%, 10/1/32	2,000	2,262
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/37	1,325	1,597
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/42	4,920	5,836
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/47	2,050	2,413
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/36	2,625	3,115
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/44	3,675	4,536
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33	2,000	2,375
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.25%, 8/15/49	11,000	12,877
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Unrefunded Balance, Series A, 5.375%, 2/15/40
(Prerefunded 2/15/20) (3)	2,145	2,148
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Unrefunded Balance, Series A, 5.375%, 2/15/40	665	667
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series B,
5.00%, 10/1/38	2,925	3,556
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/37	1,500	1,808
Main Street Natural Gas, Series A, 5.00%, 5/15/31	4,000	5,036
Main Street Natural Gas, Series A, 5.00%, 5/15/32	2,500	3,136
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Main Street Natural Gas, Series B, VRDN, 4.00%, 8/1/49
(Tender 12/2/24)	2,800	3,156
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
5.00%, 3/15/20	2,000	2,009
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	6,400	7,046
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26	685	827
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27	1,280	1,576
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28	355	444
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series
A, 5.00%, 1/1/49	5,045	5,923
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26	3,625	4,376
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27	2,040	2,511
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28	2,145	2,683
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31	1,870	2,119
		120,683

Hawaii 0.1%
Hawaii Airports Sys. Revenue, Series A, 5.00%, 7/1/43 (2)	3,000	3,653
		3,653

Idaho 0.5%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39	6,335	7,052
Idaho HFA, Saint Luke's Health, Series C, VRDN, 1.15%, 3/1/48	7,025	7,025
		14,077

Illinois 3.4%
Chicago, Series A, GO, 5.50%, 1/1/49	3,050	3,703
Chicago, Series C, 5.00%, 1/1/31	1,400	1,594
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/24 (4)	1,000	1,154
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/33 (2)	3,600	4,065
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/34 (2)	2,400	2,707
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2)	5,000	5,859
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (2)	3,000	3,618
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28	2,160	2,556
Chicago O'Hare Int'l. Airport, Series C, 6.50%, 1/1/41
(Prerefunded 1/1/21) (3)	2,000	2,102
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47	3,725	4,430
Cook County, Series C, GO, 5.00%, 11/15/29	1,750	1,908
Cook County, Series C, GO, 5.00%, 11/15/33	2,740	2,973
Illinois, GO, 5.50%, 7/1/38	4,500	4,962
Illinois, Series A, GO, 5.00%, 10/1/31	1,000	1,206
Illinois, Series B, GO, 5.00%, 10/1/31	1,500	1,808
Illinois, Series B, GO, 5.00%, 10/1/32	1,200	1,443
Illinois Fin. Auth. , Ascension Health, Series C, 5.00%, 2/15/34	435	529
Illinois Fin. Auth. , Ascension Health, Series C, 5.00%, 2/15/36	640	772
Illinois Fin. Auth. , Ascension Health, Series C, 5.00%, 2/15/41	1,855	2,209
Illinois Fin. Auth. , Univ. of Chicago Med. , Series D-1, VRDN,
1.15%, 8/1/43	2,360	2,360
Illinois Fin. Auth. , Univ. of Chicago Med. , Series E-2, VRDN,
1.15%, 8/1/43	4,700	4,700
Illinois Toll Highway Auth. , Series C, 5.00%, 1/1/37	5,000	5,816
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
6/15/50 (8)	4,325	5,193
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, 5.00%, 6/15/57	1,100	1,278
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
B-2, 5.25%, 6/15/50	7,000	7,109
Metropolitan Pier & Exposition Auth. , McCormick Place,
Unrefunded Balance, Series A, 5.50%, 6/15/50	2,270	2,308
Regional Transportation Auth. , Series A, 6.00%, 7/1/33 (5)	2,000	2,860
Regional Transportation Auth. , Series B, 5.50%, 6/1/27 (5)	4,600	5,637
		86,859
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)

Indiana 0.9%
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.00%, 7/1/48
(2)	1,750	1,924
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.25%, 1/1/51
(2)	5,440	6,063
Indiana Fin. Auth. , U. S. Steel, 6.00%, 12/1/26	1,000	1,010
Indiana Municipal Power Agency, Series B, VRDN, 1.15%,
1/1/42	3,100	3,100
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (2)	2,000	2,328
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (2)	500	590
Vigo County Hosp. Auth. , Union Hosp. , 7.75%, 9/1/31
(Prerefunded 9/1/21) (3)	1,000	1,105
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26)
(2)	5,425	6,550
		22,670

Iowa 0.0%
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	600	662
		662

Kansas 0.5%
Univ. of Kansas Hosp. Auth. , Series A, 5.00%, 9/1/48	6,075	7,457
Wichita, Via Christi Health, Series IV-A, 5.00%, 11/15/29
(Prerefunded 11/15/21) (3)	4,000	4,283
		11,740

Kentucky 1.5%
Ashland, Ashland Medical Center, 4.00%, 2/1/33	585	652
Ashland, Ashland Medical Center, 4.00%, 2/1/35	470	520
Ashland, Ashland Medical Center, 4.00%, 2/1/38	500	548
Ashland, Ashland Medical Center, 5.00%, 2/1/32	325	401
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	1,075	1,253
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	825	954
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	3,375	3,858
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41	2,225	2,621
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	4,830	5,501
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.375%, 6/1/40 (Prerefunded 6/1/20) (3)	4,635	4,716
Kentucky Economic DFA, Owensboro Medical Health, Series B,
6.375%, 3/1/40 (Prerefunded 6/1/20) (3)	1,525	1,551
Kentucky Public Energy Auth. , Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)	12,500	13,956
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, Series C, VRDN, 1.31%, 1/1/29 (2)	700	700
Louisville & Jefferson County, Metropolitan Gov't. , Norton
Healthcare Project, Series B-RE, VRDN, 1.18%, 10/1/39	1,845	1,845
		39,076

Louisiana 1.2%
Louisiana Local Gov't. Environment Fac. & CDA, Westlake
Chemical, Series A, 6.50%, 8/1/29	1,670	1,714
New Orleans Aviation Board, Series A, 5.00%, 1/1/48	4,250	5,031
New Orleans Aviation Board, Series B, 5.00%, 1/1/48 (2)	2,300	2,682
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/38 (2)	1,250	1,482
New Orleans Aviation Board, North Terminal Project, Series A,
5.00%, 1/1/43	1,865	2,222
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/34 (2)	4,000	4,603
New Orleans Sewerage Service, 5.00%, 6/1/40	1,500	1,737
New Orleans Sewerage Service, 5.00%, 6/1/45	1,350	1,553
New Orleans Water System, 5.00%, 12/1/45	5,500	6,310
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)	500	528
Saint Charles Parish PCR, Shell Oil Norco Project, Series B,
VRDN, 1.20%, 10/1/22	400	400
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.10%,
6/1/37 (Tender 7/1/24)	625	641
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)	1,500	1,554
		30,457

Maryland 5.0%
Baltimore City, Convention Center Hilton, 5.00%, 9/1/36	2,950	3,491
Baltimore City, Convention Center Hilton, 5.00%, 9/1/46	2,235	2,601
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33	3,190	3,762
Baltimore City, Water, 5.00%, 7/1/31	2,155	2,530
Baltimore City, Water, Series B, 5.00%, 7/1/28	1,500	1,722
Baltimore City, Water, Series B, 5.00%, 7/1/30	2,280	2,612
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	440	506
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	295	338
Maryland, Series 2013-1A, GO, 4.00%, 3/1/26	2,900	2,997
Maryland CDA, Series A, 4.50%, 9/1/48	4,405	4,911
Maryland CDA, Series G, VRDN, 1.08%, 9/1/40 (2)	3,800	3,800
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
9/30/24 (2)	250	288
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/28 (2)	1,410	1,492
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/30 (2)	2,465	2,910
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/36 (2)	6,775	7,863
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/51 (2)	1,850	2,096
Maryland Economic Dev. , Transportation Fac. , Series A, 5.75%,
6/1/35 (Prerefunded 6/1/20) (3)	1,900	1,930
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	1,445	1,764
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	5,000	6,004
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	500	546
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39	5,000	5,675
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (3)	2,000	2,095
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33	4,500	5,223
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38	4,000	4,592
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45	8,545	10,177
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27	2,055	2,442
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	1,865	2,138
Maryland HHEFA, Univ. of Maryland Medical, Series A, 5.00%,
7/1/43	8,500	9,140
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3)	2,500	2,867
Maryland Stadium Auth. , Baltimore City Public Schools
Construction, Series A, 5.00%, 5/1/42	5,790	7,129
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/35	4,000	5,017
Maryland Transportation Auth. , Baltimore/Washington Int'l
Airport, 4.00%, 6/1/33 (2)	3,250	3,818
Maryland Transportation Auth. , Baltimore/Washington Int'l
Airport, Series B, 5.00%, 3/1/27 (2)	7,985	8,597
Montgomery County, Series E, GO, VRDN, 1.11%, 11/1/37	2,250	2,250
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31	295	334
Rockville, Ingleside at King Farm, Series B, 5.00%, 11/1/42	2,500	2,762
		128,419

Massachusetts 0.5%
Massachusetts Dev. Fin. Agency, Newbridge Charles, 5.00%,
10/1/57 (1)	1,600	1,758
Massachusetts DOT, Series A, 5.00%, 1/1/32	7,850	10,112
Massachusetts Housing Fin. Agency, Multi-Family, Series C,
5.35%, 12/1/42 (2)	680	682
		12,552

Michigan 3.1%
Detroit, GO, 5.00%, 4/1/27	800	930
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (4)	2,100	2,350
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (4)	2,300	2,568
Grand Traverse County Hosp. Fin. Auth. , Munson Healthcare,
Series C, VRDN, 1.18%, 7/1/41	2,675	2,675
Great Lakes Water Auth. , Sewage Disposal, Series C, 5.00%,
7/1/36	3,300	3,953
Great Lakes Water Auth. , Water Supply, Series B, 5.00%,
7/1/46	10,875	12,823
Michigan Fin. Auth. , Great Lakes Water Auth. , Sewer Disposal,
Series C, 5.00%, 7/1/35	2,325	2,717
Michigan Fin. Auth. , Great Lakes Water Auth. , Water Supply,
Series C-1, 5.00%, 7/1/44	1,000	1,076
Michigan Fin. Auth. , Great Lakes Water Auth. , Water Supply,
Series D-2, 5.00%, 7/1/34	2,250	2,634
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34	3,225	3,932
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/37	3,500	4,237
Michigan Fin. Auth. , McLaren Health Care, 5.00%, 2/15/38	2,000	2,508
Michigan Fin. Auth. , McLaren Health Care, 5.00%, 2/15/39	5,925	7,409
Michigan Fin. Auth. , McLaren Health Care, Series B, 5.00%,
5/15/35	5,000	5,821
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/31 (Prerefunded 6/1/22) (3)	2,700	2,951
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/32 (Prerefunded 6/1/22) (3)	11,395	12,456
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/35 (Prerefunded 6/1/22) (3)	5,000	5,466
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/47 (Prerefunded 12/1/22) (3)	3,000	3,339
		79,845

Mississippi 0.2%
Jackson County, Chevron U. S. A. Project, VRDN, 1.20%, 6/1/23	4,380	4,380
Mississippi Business Fin. , Chevron U. S. A. Project, Series B,
VRDN, 1.20%, 11/1/35	375	375

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Mississippi Business Fin. , Chevron U. S. A. Project, Series D,
VRDN, 1.20%, 11/1/35	400	400
		5,155

Missouri 2.1%
Kansas City IDA, Downtown Redev. , Series A, IDRB, 5.50%,
9/1/25	3,620	3,871
Kansas City IDA, Kansas City Int'l Airport, Series B, IDRB,
5.00%, 3/1/55 (2)(4)	16,490	20,005
Missouri HEFA, Washington Univ. , Series A, VRDN, 1.15%,
9/1/30	4,800	4,800
Missouri HEFA, Washington Univ. , Series B, VRDN, 1.15%,
9/1/30	6,225	6,225
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33	2,000	2,277
Missouri Joint Municipal Electric Utility Commission, Plum
Point, 5.00%, 1/1/33	5,000	5,802
St. Louis County IDA, Friendship Village, IDRB, 5.00%, 9/1/48	5,345	6,041
St. Louis County IDA, Friendship Village, Series A, IDRB, 5.00%,
9/1/38	750	849
St. Louis County IDA, Friendship Village, Series A, IDRB,
5.125%, 9/1/48	1,950	2,211
St. Louis County IDA, St. Andrews Resources for Seniors,
Series A, IDRB, 5.125%, 12/1/45	825	905
St. Louis IDA, Ballpark Village, Series A, IDRB, 3.875%,
11/15/29	90	99
St. Louis IDA, Ballpark Village, Series A, IDRB, 4.375%,
11/15/35	585	642
St. Louis IDA, Ballpark Village, Series A, IDRB, 4.75%, 11/15/47	500	551
		54,278

Nebraska 0.1%
Central Plains Energy, Goldman Sachs Group, 5.25%, 9/1/37	1,000	1,093
Douglas County Hosp. Auth. #2, Nebraska Methodist Health,
5.00%, 11/1/45	1,230	1,408
		2,501
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)

Nevada 0.9%
Las Vegas Convention & Visitors Auth. , Series B, 5.00%, 7/1/33	2,095	2,678
Las Vegas Convention & Visitors Auth. , Series B, 5.00%, 7/1/43	10,000	12,238
Las Vegas Redev. Agency, 5.00%, 6/15/40	3,210	3,695
Las Vegas Redev. Agency, 5.00%, 6/15/45	2,300	2,627
Las Vegas Valley Water Dist. , Series B, GO, 5.00%, 6/1/28	805	879
Nevada Dept. of Business & Industry, Republic Services, VRDN,
1.47%, 12/1/26 (Tender 6/1/20) (1)(2)	1,400	1,401
Sparks, Series A, 2.50%, 6/15/24 (1)	850	865
		24,383

New Hampshire 0.1%
National Fin. Auth. , Series 2020-1, Class A, 4.125%, 1/20/34	2,300	2,757
		2,757

New Jersey 5.2%
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/24	1,000	1,079
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/25	5,000	5,384
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/28	500	535
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/31 (2)(4)	1,000	1,122
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (2)	1,795	2,016
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
7/1/42 (2)(4)	1,100	1,233
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.375%,
1/1/43 (2)	3,000	3,399
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.625%,
1/1/52 (2)	2,040	2,314
New Jersey Economic Dev. Auth. , Middlesex Water, 5.00%,
8/1/59 (2)	1,000	1,213
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , Middlesex Water, Series A,
5.00%, 10/1/23	2,455	2,800
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/37 (2)	1,920	2,265
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/47 (2)	5,795	6,709
New Jersey Economic Dev. Auth. , Transit Trans. Project, 4.00%,
11/1/38	1,000	1,115
New Jersey Economic Dev. Auth. , Transit Trans. Project, 4.00%,
11/1/39	1,400	1,557
New Jersey Economic Dev. Auth. , Transit Trans. Project, 4.00%,
11/1/44	2,250	2,471
New Jersey Economic Dev. Auth. , United Continental Airlines,
5.125%, 9/15/23 (2)	1,000	1,075
New Jersey Economic Dev. Auth. , United Continental Airlines,
5.25%, 9/15/29 (2)	1,000	1,094
New Jersey Economic Dev. Auth. , United Continental Airlines,
Series B, 5.625%, 11/15/30 (2)	2,500	2,884
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/23	1,255	1,375
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/24	4,500	4,926
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	1,000	1,093
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/43	5,900	7,120
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44	3,350	3,856
New Jersey HCFFA, Barnabas Health, Series A, 5.625%, 7/1/37
(Prerefunded 7/1/21) (3)	2,000	2,131
New Jersey HCFFA, Hackensack Meridian Health, 5.00%,
7/1/25	4,000	4,375
New Jersey HCFFA, Hackensack Meridian Health, 5.00%,
7/1/26	1,000	1,093
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	2,000	2,413
New Jersey HCFFA, Univ. Hosp. , Series A, 5.00%, 7/1/46 (4)	3,550	4,041
New Jersey Higher Ed. Student Assistance Auth. , Series 1A-1,
5.00%, 12/1/22 (2)	2,000	2,212
New Jersey Higher Ed. Student Assistance Auth. , Series 1A-1,
5.00%, 12/1/26	730	731
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40	3,500	4,093
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42
(Prerefunded 7/1/22) (3)	1,220	1,339
New Jersey Institute of Technology, Unrefunded Balance,
Series A, 5.00%, 7/1/42 (Prerefunded 7/1/22) (3)	2,780	3,012
New Jersey Transportation Trust Fund Auth. , 5.00%, 12/15/25	2,900	3,457
New Jersey Transportation Trust Fund Auth. , 5.25%, 6/15/43	13,450	16,264
New Jersey Transportation Trust Fund Auth. , Series B, 5.50%,
6/15/31	3,000	3,167
New Jersey Transportation Trust Fund Auth. , Series BB, 4.00%,
6/15/44	5,825	6,356
New Jersey Transportation Trust Fund Auth. , Fed. Highway
Reimbursement, Series A, 5.00%, 6/15/31	2,900	3,416
New Jersey Transportation Trust Fund Auth. , Fed. Highway
Reimbursement, Series A-1, 5.00%, 6/15/21	5,275	5,552
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/30	4,000	4,445
North Hudson Sewerage Auth. , Series A, 5.00%, 6/1/21	955	1,006
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/37	1,000	1,198
Tobacco Settlement Fin. , Series A, 5.25%, 6/1/46	4,000	4,743
		133,679

New Mexico 0.2%
New Mexico Hosp. Equipment Loan Council, Series A, 4.00%,
8/1/48	4,500	5,105
		5,105

New York 9.9%
Brooklyn Arena Local Dev. , Barclays Center, Series A, 5.00%,
7/15/42	4,800	5,505
Buffalo & Erie County Ind. Land Dev. , Buffalo State College
Foundation Housing, 5.375%, 10/1/41 (Prerefunded 4/1/21) (3)	3,140	3,305
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(2)	1,500	1,677
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/48	5,000	5,722
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46	5,000	6,239

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/23 (Prerefunded 7/1/20) (3)	3,200	3,254
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32	6,250	6,772
Dormitory Auth. of the State of New York, Saint John's Univ. ,
Series A, 5.00%, 7/1/44	1,400	1,549
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35	6,050	7,470
Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/25 (Prerefunded 10/1/21) (3)	2,835	3,033
Dormitory Auth. of the State of New York, School Dist. ,
Unrefunded Balance, Series A, 5.00%, 10/1/25	165	176
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37	2,605	3,127
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56	745	815
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45	9,655	3,604
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55	970	962
Hudson Yards Infrastructure, 5.75%, 2/15/47 (Prerefunded
2/15/21) (3)	925	972
Hudson Yards Infrastructure, 5.75%, 2/15/47	3,275	3,429
Long Island Power Auth. , Series A, 5.00%, 9/1/34	1,325	1,539
Long Island Power Auth. , Series A, 5.00%, 9/1/37	5,175	5,686
Metropolitan Transportation Auth. , Series B, 5.25%, 11/15/26
(4)	4,000	5,081
Metropolitan Transportation Auth. , Series D-2, BAN, 4.00%,
7/1/20	9,000	9,108
Metropolitan Transportation Auth. , Series E, BAN, 4.00%,
9/1/20	7,500	7,626
Metropolitan Transportation Auth. , Series E-1, VRDN, 1.18%,
11/15/50	1,400	1,400
Metropolitan Transportation Auth. , Series G-2, VRDN, 0.90%,
11/1/32	1,400	1,400
Metropolitan Transportation Auth. , Dedicated Tax Fund, Series
A, 5.25%, 11/15/31	5,000	6,313

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Transportation Auth. , Green Bond Transportation,
Series A-2, 5.00%, 11/15/45	10,480	12,808
Metropolitan Transportation Auth. , Hudson Rail Yards Trust,
Series A, 5.00%, 11/15/46	7,590	7,604
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
5.875%, 1/1/23	98	98
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.50%, 1/1/32	296	300
Nassau County IDA, Amsterdam at Harborside, Series A-4,
IDRB, 6.70%, 1/1/49	2,679	2,669
Nassau County IDA, Amsterdam at Harborside, Series A-5,
IDRB, 6.70%, 1/1/49	171	171
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB,
5.50%, 7/1/20	37	37
Nassau County IDA, Amsterdam at Harborside, Series C, IDRB,
2.00%, 1/1/49 (7)(10)	636	95
New York City, Series B-1, GO, 5.00%, 10/1/38	2,550	3,149
New York City, Series B-1, GO, 5.00%, 10/1/42	7,000	8,898
New York City, Series D-1, GO, 5.00%, 12/1/42	5,000	6,246
New York City, Series J, GO, 5.00%, 8/1/30	4,310	5,057
New York City, Series J, GO, 5.00%, 8/1/33	1,500	1,749
New York City Municipal Water Fin. Auth. , Series B-1, VRDN,
1.18%, 6/15/45	4,325	4,325
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,158
New York City Transitional Fin. Auth. , Building Aid, Series S-1A,
5.00%, 7/15/33	2,000	2,117
New York City Transitional Fin. Auth. , Building Aid, Series S-3,
5.00%, 7/15/43	5,000	6,176
New York City Transitional Fin. Auth. , Future Tax, Series A-6,
VRDN, 1.18%, 8/1/39	1,440	1,440
New York City Transitional Fin. Auth. , Future Tax, Series E-3,
VRDN, 1.18%, 2/1/45	300	300
New York City Transitional Fin. Auth. , Future Tax, Series IE,
5.00%, 8/1/36	6,955	8,808
New York City Transitional Fin. Auth. , Future Tax, Series IE,
5.00%, 8/1/38	5,000	6,282
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (1)	1,750	1,973
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.375%,
11/15/40 (1)	3,500	3,962
New York Liberty Dev. , Bank of America Tower at One Bryant
Park, 2.625%, 9/15/69	1,100	1,143
New York Liberty Dev. , Bank of America Tower at One Bryant
Park, 2.80%, 9/15/69	2,850	2,961
New York Liberty Dev. , Port Auth. of New York/New Jersey, 4
World Trade Center, 5.75%, 11/15/51	9,170	9,919
New York State Dormitory Auth. , Series A, 4.00%, 7/1/50 (8)	4,675	5,395
New York State Dormitory Auth. , Series D, 4.00%, 2/15/40	3,340	3,930
New York State Thruway Auth. , Series A, 5.25%, 1/1/56	2,025	2,389
New York State Thruway Auth. , Series B, 4.00%, 1/1/45	4,450	5,120
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (2)	1,450	1,518
New York State Transportation Dev. , Delta Airlines, LaGuardia
Airport, 5.00%, 1/1/34 (2)	3,000	3,663
New York State Transportation Dev. , Delta Airlines, LaGuardia
Airport, 5.00%, 1/1/36 (2)	2,750	3,342
Onondaga Civic Dev. , Saint Joseph's Hosp. , 5.00%, 7/1/42
(Prerefunded 7/1/22) (3)	3,415	3,751
Onondaga Civic Dev. , Upstate Properties Dev. , 5.25%, 12/1/41	2,000	2,150
Onondaga Civic Dev. , Upstate Properties Dev. , 5.50%, 12/1/31	2,000	2,163
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (2)	2,000	2,160
Port Auth. of New York & New Jersey, Series 190, 5.00%,
5/1/35	4,000	4,040
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (2)	1,950	2,232
Port Auth. of New York & New Jersey, JFK Int'l Air Terminal,
6.00%, 12/1/36	1,000	1,044
Triborough Bridge & Tunnel Auth. , Series A, 5.00%, 1/1/28
(Prerefunded 1/1/22) (3)	3,000	3,244
Triborough Bridge & Tunnel Auth. , Series B, 5.00%, 11/15/25	2,000	2,229

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	4,515	5,162
		253,741

North Carolina 2.5%
Charlotte, Douglas Int'l Airport, Series A, 5.00%, 7/1/33	1,555	1,637
Charlotte, Douglas Int'l Airport, Series A, 5.00%, 7/1/39	2,255	2,290
North Carolina Medical Care Commission, Galloway Ridge,
Series A, 5.25%, 1/1/41	500	544
North Carolina Medical Care Commission, Novant Health,
4.00%, 11/1/52	6,175	6,993
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35	1,000	1,021
North Carolina Medical Care Commission, Salemtowne, Series
B-2, 3.55%, 10/1/24	1,000	1,001
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39	850	990
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44	1,105	1,276
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49	1,000	1,151
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40	5,000	5,781
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/45	13,165	15,113
North Carolina Municipal Power Agency # 1, Catawba, Series A,
5.00%, 1/1/28	7,650	9,304
North Carolina Turnpike Auth. , 5.00%, 1/1/40	8,025	9,864
Raleigh Durham Airport Auth. , Series A, 5.00%, 5/1/34 (2)(8)	2,150	2,796
Raleigh Durham Airport Auth. , Series A, 5.00%, 5/1/35 (2)(8)	1,000	1,297
Raleigh Durham Airport Auth. , Series A, 5.00%, 5/1/36 (2)(8)	500	646
Raleigh Durham Airport Auth. , Series B-1, 5.00%, 11/1/30
(Prerefunded 5/1/20) (3)	2,205	2,227
		63,931

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
North Dakota 0.1%
Grand Forks Health Care, Altru Health, 5.00%, 12/1/32	3,000	3,166
		3,166

Ohio 2.1%
Allen County, Catholic Healthcare, Series C, VRDN, 1.15%,
6/1/34	4,000	4,000
American Municipal Power, Comb Hydroelectric, Series A,
VRDN, 2.25%, 2/15/48 (Tender 8/15/21)	5,000	5,047
Bowling Green, Student Housing, CFP I - Bowling Green State
Univ. , 5.75%, 6/1/31 (Prerefunded 6/1/20) (3)	1,500	1,524
Cuyahoga County, MetroHealth, 5.50%, 2/15/52	4,815	5,702
Cuyahoga County, MetroHealth, 5.50%, 2/15/57	3,135	3,704
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/44	3,070	3,679
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/51	5,595	6,649
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36	1,500	1,704
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46	4,200	4,705
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52	1,000	1,129
Ohio, Series A, 4.00%, 1/15/50	5,000	5,636
Ohio, Series A, 5.00%, 1/15/50	3,000	3,706
Ohio Air Quality Dev. Auth. , Ohio Valley Electric, 3.25%, 9/1/29	1,950	2,061
Ohio Air Quality Dev. Auth. , Pratt Paper, 4.25%, 1/15/38 (1)(2)	500	561
Ohio Air Quality Dev. Auth. , Pratt Paper, 4.50%, 1/15/48 (1)(2)	550	614
Southeastern Ohio Port Auth. , Memorial Health Sys. , 6.00%,
12/1/42	2,045	2,211
		52,632

Oklahoma 0.3%
Oklahoma County Fin. Auth. , Epworth Villa, Series A, 5.00%,
4/1/33	1,000	1,000
Oklahoma County Fin. Auth. , Epworth Villa, Series A, 5.875%,
4/1/30	250	250
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52	1,580	1,926
Oklahoma Turnpike Auth. , Series C, 5.00%, 1/1/47	1,300	1,549
Tulsa County Ind. Auth. , Montereau, Senior Living Community,
5.25%, 11/15/45	625	712
Tulsa County Ind. Auth. , Montereau, Senior Living Community,
Series A, 7.25%, 11/1/40 (Prerefunded 5/1/20) (3)	1,500	1,522
		6,959

Oregon 0.6%
Oregon Fac. Auth. , Legacy Health, Series A, 5.00%, 6/1/46	4,175	4,900
Oregon Fac. Auth. , Peace Health, Series A, VRDN, 1.15%,
8/1/34	5,700	5,700
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2)	3,000	3,554
		14,154

Pennsylvania 2.5%
Commonwealth Fin. Auth., Tobacco Industry, 5.00%, 6/1/34	600	744
Cumberland County Municipal Auth. , Asbury Obligated Group,
5.25%, 1/1/32	1,465	1,525
Cumberland County Municipal Auth. , Asbury Obligated Group,
5.25%, 1/1/41	1,190	1,231
Doylestown Hosp. Auth. , Doylestown Hosp. , Series A, 4.00%,
7/1/45	1,475	1,577
Doylestown Hosp. Auth. , Doylestown Hosp. , Series A, 5.00%,
7/1/49	4,025	4,711
Franklin County IDA, Menno Haven, IDRB, 5.00%, 12/1/38	1,000	1,107
Montgomery County Higher Ed. & Health Auth. , Thomas
Jefferson Univ. , Series A, 5.00%, 9/1/34	2,750	3,457
Montgomery County Higher Ed. & Health Auth. , Thomas
Jefferson Univ. , Series A, 5.00%, 9/1/37	3,500	4,361
Montgomery County IDA, Albert Einstein Healthcare, Series A,
IDRB, 5.25%, 1/15/45	4,270	4,817
Montgomery County IDA, New Regional Medical Center, IDRB,
5.375%, 8/1/38 (Prerefunded 8/1/20) (3)	2,075	2,121
Pennsylvania Economic DFA, National Gypsum, 5.50%, 11/1/44
(2)	2,500	2,680
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Pennsylvania Economic DFA, Republic Service, Series A,
VRDN, 1.20%, 4/1/34 (Tender 4/15/20) (2)	1,400	1,400
Pennsylvania Economic DFA, Waste Management Project,
VRDN, 1.45%, 8/1/45 (Tender 5/1/20) (2)	4,000	4,000
Pennsylvania Higher EFA, Drexel Univ. , 5.00%, 5/1/34	4,380	5,204
Pennsylvania Higher EFA, Thomas Jefferson Univ. , Series A,
5.00%, 9/1/39	1,500	1,751
Philadelphia IDA, Temple Univ. , 2nd Series 2016, IDRB, 5.00%,
4/1/34	7,675	8,884
Philadelphia School Dist. , Series A, GO, 5.00%, 9/1/44	6,200	7,635
State Public School Building Auth. , Series A, 5.00%, 6/1/32 (4)	5,000	6,064
		63,269

Puerto Rico 1.0%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	2,810	3,010
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (7)(10)	50	40
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (7)(10)	85	68
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (7)(10)	2,100	1,688
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (7)(10)	190	153
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (7)(10)	240	192
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (7)(10)	935	749
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (7)(10)	305	244
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (7)(10)	370	296
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (7)(10)	2,230	1,787
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (7)(10)	150	120
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (7)(10)	1,185	949
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (7)(10)	40	32
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (7)(10)	235	189
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (7)(10)	200	158
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (7)(10)	85	68
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (7)(10)	225	181
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (7)(10)	175	142
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (7)(10)	55	41
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (7)(10)	100	78
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (7)(10)	80	64
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (7)(10)	745	585
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(10)	170	137
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(10)	85	68
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (7)(10)	1,945	1,563
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	5,294	4,456
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	2,750	2,032
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	4,535	3,118
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	1,211	1,331
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	2,405	2,661
		26,200

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Rhode Island 0.0%
Central Falls Detention Fac. , 7.25%, 7/15/35 (7)(10)	490	88
		88

South Carolina 0.9%
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)	5,000	5,507
South Carolina Jobs-Economic Dev. Auth. , Active Retirement
Community, Series C, 5.00%, 11/15/47	1,925	2,238
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/29 (Prerefunded 11/1/22) (3)	2,000	2,222
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35	2,170	2,664
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36	5,000	6,109
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43	4,650	5,561
		24,301

South Dakota 0.4%
South Dakota HEFA, Regional Health, 5.00%, 9/1/22
(Prerefunded 9/1/20) (3)	1,250	1,279
South Dakota HEFA, Regional Health, 5.00%, 9/1/23
(Prerefunded 9/1/20) (3)	260	266
South Dakota HEFA, Regional Health, 5.00%, 9/1/28
(Prerefunded 9/1/20) (3)	4,750	4,861
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/44	2,330	2,631
South Dakota HEFA, Sanford Health Group, Series E, 5.00%,
11/1/37	1,030	1,119
		10,156

Tennessee 2.5%
Blount County Health & Ed. Fac. Board, Asbury, Series A,
5.00%, 1/1/47	3,900	4,033

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36	3,250	3,952
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/44	925	1,102
Lewisburg Ind. Dev. Board, Waste Management Inc. , VRDN,
1.45%, 7/2/35 (Tender 5/1/20) (2)	4,400	4,400
Metropolitan Gov't. of Nashville-Davidson, Vanderbilt Univ.
Medical Center, Series A, 5.00%, 7/1/35	2,815	3,370
Metropolitan Gov't. of Nashville-Davidson, Vanderbilt Univ.
Medical Center, Series A, 5.00%, 7/1/40	1,550	1,838
Metropolitan Gov't. of Nashville-Davidson, Vanderbilt Univ.
Medical Center, Series A, 5.00%, 7/1/46	12,090	14,136
Metropolitan Nashville Airport Auth. , Series B, 4.00%, 7/1/49 (2)	7,000	7,968
Metropolitan Nashville Airport Auth. , Series B, 4.00%, 7/1/54 (2)	1,500	1,696
Metropolitan Nashville Airport Auth. , Series B, 5.00%, 7/1/44 (2)	3,000	3,771
Metropolitan Nashville Airport Auth. , Series B, 5.00%, 7/1/49 (2)	4,000	4,989
Metropolitan Nashville Airport Auth. , Series B, 5.00%, 7/1/54 (2)	4,000	4,962
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)	4,175	4,729
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	2,650	3,097
		64,043

Texas 8.7%
Austin Airport, Series B, 5.00%, 11/15/41 (2)	1,350	1,607
Austin Airport, Series B, 5.00%, 11/15/44 (2)	5,000	6,196
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34	1,300	1,531
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/26	1,050	1,228
Central Texas Regional Mobility Auth. , 5.00%, 1/1/42	4,490	4,901
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/28	560	668
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30 (2)	5,680	6,473
Dallas/Fort Worth Int'l. Airport, Series C, 5.125%, 11/1/43 (2)	4,650	5,106
Dallas/Fort Worth Int'l. Airport, Series D, 5.00%, 11/1/38 (2)	11,695	12,426

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Dallas/Fort Worth Int'l. Airport, Series E, 5.00%, 11/1/35
(Prerefunded 11/1/20) (2)(3)	5,000	5,144
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian
Homes, Series B, 6.375%, 1/1/33	1,635	1,833
Harris County Cultural Ed. Fac. Fin., Methodist Hosp. Sys. ,
Series C-1, VRDN, 1.15%, 12/1/24	5,790	5,790
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31	660	821
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33	6,575	8,137
Houston Airport, Series A, 5.00%, 7/1/36 (2)	1,100	1,357
Houston Airport, Series A, 5.00%, 7/1/37 (2)	2,125	2,612
Houston Airport, Series A, 5.00%, 7/1/41 (2)	3,250	3,953
Houston Airport, Series C, 5.00%, 7/1/31 (2)	3,000	3,751
Houston Airport, Series C, 5.00%, 7/1/32 (2)	3,750	4,673
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2)	1,500	1,707
Joint Guadalupe County - Seguin Hosp. , Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29	1,700	1,895
Joint Guadalupe County - Seguin Hosp. , Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40	1,890	2,059
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/28	3,320	3,484
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/33	3,500	3,677
Mission Economic Dev. , Natagasoline, Series B, 4.625%,
10/1/31 (1)(2)	3,275	3,546
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/32	85	98
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/33	90	104
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/34	95	109
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/35	175	201
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/36	245	280
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/38	410	467
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/43	1,215	1,373
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/48	3,525	3,964

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/24	420	469
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/35	420	465
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/47	2,070	2,257
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/33	275	308
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/35	1,000	1,117
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.25%, 10/1/49	1,720	1,918
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/37	5,000	6,077
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/39	2,705	3,211
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/43	8,500	10,399
San Antonio Water Sys. , Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)	2,250	2,389
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.50%, 11/15/45 (7)(10)	1,125	788
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/28	585	696
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/30	750	885
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/37	1,105	1,284
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/40	1,225	1,411
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/46	2,750	3,140
Tarrant County Cultural Ed. Fac. Fin. , Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45	2,830	2,938
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 5.00%, 2/15/41	2,900	3,454
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 5.00%, 2/15/47	12,000	14,138
Texas, TRAN, 4.00%, 8/27/20	9,000	9,155
Texas, Transportation Commission, Series A, GO, 5.00%,
10/1/44	5,460	6,339
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch
Senior Lien, Series D, 6.25%, 12/15/26	785	933
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/25	4,000	4,431
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/28	3,000	3,304
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/29	2,200	2,418
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45 (2)	3,500	3,997
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (2)	2,200	2,501
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (2)	2,045	2,318
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (2)	8,275	9,794
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37	11,130	12,769
Texas Transportation Commission, First Tier Toll, 5.00%, 8/1/57	5,665	6,717
Travis County Health Fac. Dev. , Westminster Manor, 7.00%,
11/1/30 (Prerefunded 11/1/20) (3)	805	840
Travis County Health Fac. Dev. , Westminster Manor,
Unrefunded Balance, 7.00%, 11/1/30	55	57
		224,088

Utah 0.4%
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2)	1,000	1,197
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2)	7,055	8,381
		9,578

Virgin Islands 0.0%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	850	852
		852

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Virginia 5.1%
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier, General
Resolution Rev. , 5.00%, 7/1/41 (4)	4,300	5,158
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier, General
Resolution Rev. , 5.00%, 7/1/46	6,075	7,107
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier, General
Resolution Rev. , 5.00%, 7/1/51	2,355	2,746
Fairfax County IDA, Inova Health, Series A, IDRB, 4.00%,
5/15/48	250	280
Fairfax County IDA, Inova Health, Series A, IDRB, 5.00%,
5/15/31	2,000	2,447
Fairfax County IDA, Inova Health, Series A, IDRB, 5.00%,
5/15/44	5,000	5,639
Front Royal & Warren County IDA, Valley Health Sys. , IDRB,
4.00%, 1/1/50	5,000	5,423
Greater Richmond Convention Center Auth. , Hotel Tax, 5.00%,
6/15/31	4,635	5,518
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	20,215	25,358
James City County Economic Dev. Auth. , Winsormeade United
Medthodist Homes, Series A, 2.00%, 10/1/48 (7)	201	18
James City County Economic Dev. Auth. , Winsormeade United
Medthodist Homes, Series A, 6.00%, 6/1/43	1,142	1,139
New Port CDA, Special Assessment, 5.60%, 9/1/36 (7)(10)	405	170
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	500	645
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/34	1,445	1,722
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/36	2,070	2,456
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 7/1/25 (2)	1,000	1,085
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 7/1/27 (2)	1,000	1,081
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (2)	8,570	9,303
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
6.00%, 1/1/37 (2)	4,075	4,495
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
1/1/44 (2)	5,740	6,090
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
7/1/34 (2)	2,000	2,130
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
7/1/49 (2)	3,060	3,245
Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2012, 5.00%, 1/1/40 (2)	9,305	9,884
Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2017, 5.00%, 1/1/40 (2)	11,180	11,876
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/49 (2)	1,000	1,164
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/52 (2)	4,495	5,221
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/56 (2)	7,400	8,568
		129,968

Washington 0.6%
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.50%, 9/1/42	650	670
King County Public Hosp. Dist. No. 1, Valley Medical Center,
5.75%, 9/1/20 (9)(11)	2,440	2,507
Washington Health Care Fac. Auth. , Commonspirit Health,
Series A, 5.00%, 8/1/44	2,600	3,182
Washington State Housing Fin. Commission, Transform Age
Project, 2.375%, 1/1/26 (1)	3,425	3,436
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (1)	4,400	4,847
		14,642

West Virginia 0.1%
Monongalia County Commission, Univ. Town Center Economic
Dev. Dist. , Series A, 5.50%, 6/1/37 (1)	425	476
Monongalia County Commission, Univ. Town Center Economic
Dev. Dist. , Series A, 5.75%, 6/1/43 (1)	425	476

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
West Virginia Economic Dev. Auth. , Appalachian Power, Series
A, 5.375%, 12/1/38	1,800	1,865
		2,817

Wisconsin 0.7%
Univ. of Wisconsin Hosp. & Clinics Auth. , Series C, VRDN,
1.16%, 4/1/48	2,300	2,300
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/50	1,390	1,461
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (2)	1,750	1,940
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2)	1,000	1,154
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37	1,500	1,584
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47	2,500	2,640
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (1)	3,300	3,682
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (1)	1,000	1,113
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (1)	1,050	1,166
		17,040

Total Investments in Securities 100.3%
(Cost $2,418,485)		$2,573,624
Other Assets Less Liabilities (0.3)%		(7,685)
Net Assets 100.0%		$2,565,939

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $58,662 and represents 2.3% of net assets.
(2)	Interest subject to alternative minimum tax
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Insured by National Public Finance Guarantee Corporation
(6)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

(8)	When-issued security
(9)	Insured by AMBAC Assurance Corporation
(10)	Non-income producing
(11)	Escrowed to maturity
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On January 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.